Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments [Abstract]
Schedule of Derivative Financial Instruments
	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Derivative financial liabilities:
Carrying value as at beginning of year	1,677,178	1,571,939
Derivative redeemed on conversion of promissory notes	(1,677,178)	(1,571,939)
Derivatives embedded in the convertible promissory note issued (Note 20(a))	1,449,000	589,600
Fair value change in derivative financial instruments during the year	-	1,087,578
Carrying value as at end of year	1,449,000	1,677,178